TAX SITUATION	12 Months Ended
Dec. 31, 2025
TAX SITUATION [Abstract]
TAX SITUATION	TAX SITUATION
a)As of January 1, 2025, the Corporate Income Tax Act 2023, enacted by the Government of Bermuda in connection with the Pillar Two rules, entered into force. This legislation introduces a corporate income tax at a rate of 15.0 percent applicable to entities that are part of multinational groups with consolidated revenues equal to or exceeding EUR 750 million. Credicorp Ltd. and its subsidiaries domiciled in Bermuda fall within the scope of this regulation. As of December 31, 2025, Management has assessed the impact of this tax and concluded that it is not material to the consolidated financial statements.
Credicorp’s Peruvian subsidiaries are subject to the Peruvian tax regime.
The Peruvian corporate income tax rate as of December 31, 2025, 2024 and 2023 was 29.5 percent of taxable income after calculating workers’ participation, which is determined using a rate of 5.0 percent.
The corporate income tax rate in Bolivia is 25.0 percent as of December 31, 2025, 2024 and 2023. Bolivian financial entities are subject to an additional rate to the extent that the ROE exceeds 6.0 percent; in that case, they must consider an additional rate of 25.0 percent, which would bring the rate to 50.0 percent.
In the case of Chile, the tax legislation changed in 2020, establishing two new regimes currently in force: the general regime and the Pro-Pyme regime, the latter applicable to smaller companies. Credicorp Capital Holding Chile, as well as all its subsidiaries, are taxed under the general regime, whose corporate income tax rate for domiciled legal entities remains at 27.0 percent as of December 31, 2025, 2024 and 2023.
Individuals or legal entities not domiciled in Chile will be subject to an additional tax at rates between 4.0 percent and 35.0 percent, depending on the nature of the income.
In Colombia, the income tax rate has been set at 35.0 percent for the years 2023, 2024 and 2025.
For financial entities with a taxable base exceeding 120,000 taxable units (as of December 31, 2025, 2024 and 2023 equivalent to a total of S/5.3 million, S/5.1 million and S/4.4 million, respectively), the income tax rate is 40.0 percent.
Additionally, in the event of receiving occasional profits, listed and established by the National Government in the Tax Statute and which are not subject to income tax, for the year 2025 a differential rate of 15.0 percent must be applied on the net profit and the associated expenses, respectively.
Dividends and participations are subject to a 20.0 percent rate as withholding at source on income, which will be transferable and imputable to the resident individual or investor residing abroad.
The reconciliation of the statutory income tax rate to the effective tax rate for the Group is as follows:

	2025		2024		2023
	In millions of soles	%	In millions of soles	%	In millions of soles	%

Theoretical tax and income tax rate in Perú	(2,914.2)	(29.50)	(2,307.3)	(29.50)	(2,040.9)	(29.50)
Decrease (Increase) in the statutory tax rate due to:
(i) Decrease (Increase) due to the profit of subsidiaries not domiciled in Perú	(15.7)	(0.16)	(77.2)	(0.99)	52.8	0.77
(ii) Provision tax on dividends	(215.9)	(2.17)	(146.7)	(1.88)	(235.7)	(3.44)
(iii) Non-taxable income, net	280.8	2.82	329.9	4.22	335.3	4.59
Income tax and effective income tax rate	(2,865.0)	(29.01)	(2,201.3)	(28.15)	(1,888.5)	(27.58)
b)Income tax expense for the years ended December 31, 2025, 2024 and 2023 comprises:

	2025	2024	2023
	S/(000)	S/(000)	S/(000)
Current -
In Peru	2,661,742	1,966,524	1,669,370
In other countries	328,881	289,694	295,169
	2,990,623	2,256,218	1,964,539

Deferred -
In Peru	(66,431)	(23,182)	(28,734)
In other countries	(59,293)	(31,761)	(47,354)
	(125,724)	(54,943)	(76,088)
Total	2,864,899	2,201,275	1,888,451
c)The following table presents a summary of the Group’s deferred income tax:

	Consolidated statement of financial position		Consolidated statement of income
	2025	2024	2025	2024
	S/(000)	S/(000)	S/(000)	S/(000)
Deferred income tax asset, net
Deferred asset
Allowance for loan losses for loan portfolio	951,617	949,040	1,947	(73,960)
Carry forward tax losses	245,210	198,248	46,962	130,243
Provision for profit sharing	128,198	94,344	19,892	23,436
Provision for sundry expenses and risks	114,559	60,148	45,514	45
Unrealized losses due to valuation of investments at fair value through other comprehensive income	54,359	21,143	—	—
Provision for pending vacations	50,382	37,107	10,573	4,687
Provision for stock awards	17,300	13,872	3,130	52
Depreciation of improvements for leased premises	13,911	15,219	(1,412)	(5,217)
Others	153,974	58,099	82,835	(112,193)

Deferred liability
Intangibles, net	(75,009)	(101,945)	27,347	74,326
Adjustment for difference in exchange of Superintendencia Nacional de Aduanas y de Administración Tributaria (SUNAT) and SBS	(69,997)	(76,059)	6,062	(31,043)
Buildings depreciation	(63,004)	(50,556)	(8,794)	13,283
Deferred acquisitions costs - DAC	(18,574)	(17,362)	(1,212)	(1,292)
Unrealized gain due to valuation of investments at fair value through other comprehensive income	(11,575)	853	—	—
Others	(99,715)	(31,285)	(45,163)	20,860
Total	1,391,636	1,170,866	187,681	43,227

	Consolidated statement of financial position		Consolidated statement of income
	2025	2024	2025	2024
	S/(000)	S/(000)	S/(000)	S/(000)
Deferred income tax liability, net
Deferred asset
Provision for sundry expenses and risks	16,048	23,034	(17,423)	10,639
Deferred income due to commission	3,322	4,645	(1,323)	(629)
Provision for profit sharing	1,462	14,850	(14,920)	(3,047)
Carry forward tax losses	—	19,757	(19,757)	—
Unrealized losses due to valuation of investments at fair value through other comprehensive income	(2,281)	28,165	—	—
Others	(6,467)	(39,448)	46,966	(34,374)

Deferred liability
Revaluation of long‑lived assets in a business combination	(262,667)	—	—	—
Intangibles, net	(56,211)	(16,953)	16,144	19,616
Unrealized gain due to valuation of investments at fair value through other comprehensive income	(17,305)	(13,846)	—	—
Deferred acquisitions costs - DAC	(9,446)	(8,277)	(1,169)	(91)
Gain generated in the reorganization of Pacífico EPS	—	(39,515)	39,515	—
Others	(43,394)	(31,437)	(109,990)	19,602
Total	(376,939)	(59,025)	(61,957)	11,716
d) Reconciliation of net deferred tax assets and liabilities:

	Deferred asset, net		Deferred liability, net
	2025	2024	2025	2024
	S/(000)	S/(000)	S/(000)	S/(000)
Balance as of January 1	1,170,866	1,182,195	(59,025)	(107,517)
Income tax (expense)/income for the year recognized in profit or loss	187,681	43,227	(61,957)	11,716
Income tax (expense)/income for the year recognized in other comprehensive income (OCI)	18,065	(22,719)	2,180	32,246
Deferred income tax arising from EPS and subsidiaries, Note 2(a)	—	—	(2,375)	—
Deferred taxes acquired in a business combination, Note 2(a)	—	—	(262,667)	—
Foreign exchange effect and others	15,024	(31,837)	6,905	4,530
Balance as of December 31	1,391,636	1,170,866	(376,939)	(59,025)
The Group has recorded a deferred asset corresponding to accumulated tax losses, such losses relate to subsidiaries that have a history of tax loss carryforwards and will be offset against future taxable profits. This benefit cannot be offset against future taxable profits of other Group companies.
e) The Tax Authority in Peru is the National Superintendency of Customs and Tax Administration (Superintendencia Nacional de Aduanas y de Administración Tributaria – SUNAT). The Peruvian Tax Authority is entitled to review and, if necessary, request amendments to the annual tax returns of the subsidiaries established in Peru within four years after the year of their filing. However, this statute of limitations may be suspended in accordance with the criteria set forth in Peruvian tax legislation. The annual tax returns of the subsidiaries that are still open to review by the Peruvian Tax Authority are as follows:

Banco de Crédito del Perú S.A. (*)	2021 - 2024
Mibanco, Banco de la Microempresa S.A. (**)	2023 - 2024
Pacífico Compañía de Seguros y Reaseguros (***)	2021 - 2024
Credicorp Capital Servicios Financieros	2022 - 2024
Credicorp Capital Perú (****)	2022 - 2024
Grupo Crédito	2021 - 2024
It is worth noting that the Tax Authority is currently auditing the Company’s income tax returns, with the following exceptions and updates:
(*) In December 2025, the Tax Authority notified the commencement of the audit of the Corporate Income Tax for fiscal year 2021.
(**) As of December 2, 2025, Mibanco was notified by the Tax Authority of the commencement of a tax audit related to Corporate Income Tax for fiscal year 2023. The audit procedure is currently ongoing.

(***) As of December 31, 2025, the Tax Authority is reviewing the income tax return for the 2021 fiscal year.

(****) The Tax Authority has reviewed the income tax return of Credicorp Capital Perú for the 2021 fiscal year.

The tax authorities of Bolivia and Colombia are empowered to review and, if applicable, issue new income tax assessments for Credicorp’s subsidiaries located in these countries. Local regulations also establish the timeframe within which such reviews may be conducted after the filing of the income tax returns. Additionally, in the case of Colombia, a six-year statute of limitations applies to taxpayers required to comply with Transfer Pricing regulations or to those that report tax losses. The annual income tax returns pending review by the foreign tax authorities are as follows:

Banco de Crédito de Bolivia	2017 - 2024
Credicorp Capital Colombia (*)	2020 - 2024
Mibanco Colombia	2020 - 2024
Credicorp Capital Fiduciaria (*)	2020 - 2024
(*) The Tax Authority has reviewed the income tax return for the fiscal year 2022 of the following entities: Credicorp Capital Colombia and Credicorp Capital Fiduciaria.
Since tax regulations are subject to interpretation by the different Tax Authorities where Credicorp’s subsidiaries are located, it is not possible to determine at the present date whether any significant additional liabilities may arise from any eventual tax examinations of the Credicorp’s subsidiaries. Any resulting unpaid taxes, tax penalties or interest that may arise will be recognized as expenses in the year in which they are determined. However, Management of Credicorp and its Subsidiaries and their legal counsel consider that any additional tax assessments would not have a significant impact on the consolidated financial statements as of December 31, 2025 and 2024.
f) International Tax Reform—Pillar Two Model Rules – Amendments to IAS 12
The amendments to IAS 12 have been introduced in response to the OECD’s BEPS Pillar Two rules and include:
(i)A mandatory temporary exception to the recognition and disclosure of deferred taxes arising from the jurisdictional implementation of the Pillar Two model rules; and
(ii)Disclosure requirements for affected entities to help users of the financial statements better understand an entity’s exposure to Pillar Two income taxes arising from that legislation, particularly before its effective date.
g) From 2026, the tax authority will provide taxpayers with a rating of their tax profile, determined in accordance with the rules in force. This rating will not have a direct impact on the assessment of taxes.